Note 1 - Nature of Business and Reverse Stock Split	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes To Financial Statements [Abstract]
Nature of Business and Reverse Stock Split

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred an accumulated deficit of $35,801,000 through March 31, 2019 and had a net loss of $3,814,000 and $9,139,000 for the three and nine month ended March 31, 2019, respectively. To date, our revenues and operating cash flows have not been sufficient to sustain our operations and we have relied on debt and equity financing to fund our operations. These factors raise substantial doubt about our ability to continue as a going concern for the twelve months following the filing date of our Quarterly Report on Form 10-Q, May 10, 2019. Our ability to continue as a going concern is dependent upon our ability to raise additional capital on a timely basis until such time as revenues and related cash flows are sufficient to fund our operations.

Management has undertaken steps to improve operations with the goal of sustaining our operations. These steps include (a) developing additional products to serve the Class 1 and Class 2 industrial equipment markets; (b) expand our sales efforts; and (c) improve gross margins. In that regard, we have increased our research and development efforts to focus on completing the development of energy storage solutions that can be used on larger forklifts and have implemented additional marketing efforts. Those efforts have resulted in ongoing evaluations of battery packs on larger forklifts and ground support equipment (“GSE”) along with commercial sales of GSE packs, End Rider packs, Class 2 packs and Class 1 packs.

We have evaluated our expected cash requirements over the next twelve months, which include, but are not limited to, investments in additional sales, marketing, and product development resources, capital expenditures, and working capital requirements and have determined that our existing cash resources are not sufficient to meet our anticipated needs during the next twelve months, and that additional financing is required to support current operations. Based on our current and planned levels of expenditure, we estimate that total financing proceeds of approximately $13,100,000 will be required to fund current and planned operations for the twelve months following the filing date of this Quarterly Report on Form 10-Q. In addition, we anticipate that further additional financing may be required to fund our business plan subsequent to that date, until such time as revenues and related cash flows become sufficient to support our operating costs.

We intend to continue to seek capital through the sale of equity securities through private or public placements and debt placements.

Although management believes that the additional required funding will be obtained, there is no guarantee we will be able to obtain the additional required funds on a timely basis or that funds will be available on terms acceptable to us. If such funds are not available when required, management will be required to curtail its investments in additional sales, marketing, and product development resources, and capital expenditures, which may have a material adverse effect on our future cash flows and results of operations, and our ability to continue operating as a going concern. The accompanying financial statements do not include any adjustments that would be necessary should we be unable to continue as a going concern and, therefore, be required to liquidate our assets and discharge our liabilities in other than the normal course of business and at amounts that may differ from those reflected in the accompanying condensed consolidated financial statements.

Nature of Business

Flux Power Holdings, Inc. ("Flux") was incorporated in 1998 in the State of Nevada.  On June 14, 2012, we changed our name to Flux Power Holdings, Inc. Flux's operations are conducted through its wholly owned subsidiary, Flux Power, Inc. (“Flux Power”), a California corporation (collectively, the "Company").

The Company designs, develops and sells rechargeable lithium-ion energy storage systems for industrial applications, such as, electric fork lifts and airport ground support equipment. The Company has structured its business around its core technology, “The Battery Management System” (“BMS”). The Company’s BMS provides three critical functions to their battery systems: cell balancing, monitoring and error reporting. Using its proprietary management technology, the Company is able to offer complete integrated energy storage solutions or custom modular standalone systems to their customers. The Company has also developed a suite of complementary technologies and products that accompany their core products. Sales during the years ended June 30, 2018 and 2017 were primarily to customers located throughout the United States.

As used herein, the terms “we,” “us,” “our,”, “Flux” and “Company” mean Flux Power Holdings, Inc., unless otherwise indicated. All dollar amounts herein are in U.S. dollars unless otherwise stated.

Reverse Stock Split

On August 10, 2017, we filed a certificate of amendment to our articles of incorporation with the State of Nevada effectuating a reverse split of the Company’s common stock at a ratio of 1 for 10, whereby every ten pre-reverse stock split shares of common stock automatically converted into one-post reverse stock split share of common stock, without changing the $0.001 par value or authorized number of our common stock (the “Reverse Stock Split”). The Reverse Stock Split became effective in the State of Nevada on August 18, 2017. Mr. Michael Johnson, a current member of our board of directors and a holder of a majority of our issued and outstanding common stock approved the Reverse Stock Split on July 7, 2017. On that date, every 10 issued and outstanding shares of the Company’s common stock automatically converted into one outstanding share. No fractional shares were issued in connection with the Reverse Stock Split. If, as a result of the Reverse Split, a stockholder would otherwise have been entitled to a fractional share, each fractional share was rounded up. As a result of the Reverse Stock Split, the number of the Company’s outstanding shares of common stock decreased from 250,842,418 (pre-split) shares to 25,085,526 (post-split) shares. The Reverse Stock Split affected all stockholders of the Company’s common stock uniformly, and did not affect any stockholder’s percentage of ownership interest, except for that which may have been effected by the rounding up of fractional shares. The par value of the Company’s stock remained unchanged at $0.001 per share and the number of authorized shares of common stock remained the same after the Reverse Stock Split. In addition, by reducing the number of the Company’s outstanding shares, the Company’s loss per share in all periods will be increased by a factor of ten.

As the par value per share of the Company’s common stock remained unchanged at $0.001 per share, a total of $226,000 was reclassified from common stock to additional paid-in capital. In connection with the Reverse Stock Split, proportionate adjustments have been made to the per share exercise price and the number of shares issuable upon the exercise or conversion of all outstanding options, warrants, convertible or exchangeable securities entitling the holders to purchase, exchange for, or convert into, shares of common stock.  All references to shares of common stock and per share data for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted to reflect the Reverse Stock Split on a retroactive basis.